Offerings - Offering: 1	Sep. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.850% Notes due 2036
Amount Registered	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	0.97864
Maximum Aggregate Offering Price	$ 978,640,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 135,150.184
Offering Note

(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $978,640,000.